Debt - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt
Credit facilities	$ 800.0	$ 800.0
Credit facility maturing in October 2027 | PLIC
Short-Term Debt
Credit facilities	$ 800.0	800.0
Commercial paper
Short-Term Debt
Support provided by back-stop facility for commercial paper program (as a percent)	100.00%
Back-stop facility outstanding balances	$ 0.0	$ 0.0